The following table shows the movement of the SBA Loan during the year: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Accretion	$ 105,496	$ 119,470
Sba loan [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	147,445
Initial fair value of other long-term debt		144,948
Accretion	11,089	3,424
Payments		(5,561)
Effect of movement in exchange rates	10,072	4,634
Payments	(12,871)
Balance at ending	155,735	$ 147,445
Current portion of other long-term debt	10,891
Other long-term debt	$ 144,844